Employee Retirement and Severance Benefits (Fair Values of Company's Pension Plans Assets) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Pooled Equity Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amount of Employer and Related Party Securities Included in Plan Assets	¥ 147	¥ 381
Pooled Equity Securities Funds | Japanese Companies Equity Securities | Japan
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	30.00%	30.00%
Pooled Equity Securities Funds | Foreign Corporate Equity Securities | Japan
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	70.00%	70.00%
Government Bonds | Japanese Government Bonds | Japan
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	90.00%	90.00%
Government Bonds | Foreign Government Bonds | Japan
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	10.00%	10.00%
Pooled Debt Securities Funds | Japanese Government Bonds | Japan
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	30.00%	30.00%
Pooled Debt Securities Funds | Foreign Government Bonds | Japan
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	50.00%	45.00%
Pooled Debt Securities Funds | Foreign Government Bonds | Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	35.00%	70.00%
Pooled Debt Securities Funds | Japanese Municipal Bonds Securities | Japan
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	5.00%	5.00%
Pooled Debt Securities Funds | Corporate Bonds | Japan
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	15.00%	20.00%
Pooled Debt Securities Funds | Corporate Bonds | Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	65.00%	30.00%